CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues
Total net revenue	¥ 3,562,950,115	$ 516,579,208	¥ 3,626,465,105	¥ 2,192,957,458
Operating costs and expenses
Origination and servicing	2,126,741,766	308,348,571	1,963,006,006	2,071,506,464
General and administrative	171,523,720	24,868,602	187,859,411	179,225,336
Sales and marketing	15,448,209	2,239,780	20,829,534	35,629,022
(Reversal of) provision for contingent guarantee liabilities	(14,000,000)	(2,029,809)	(24,284)	880,948
Provision for accounts receivable and contract assets	21,835,625	3,165,868	77,247,810	121,485,215
(Reversal of) provision for credit losses on deposits to institutional cooperators	1,295,879	187,885	(8,291,421)	10,318,117
Impairment loss on deposits to institutional cooperators				960,000,000
Reversal of provision of credit losses for other financial assets	(764,600)	(110,857)	(1,223,360)	(975,040)
Total operating expenses	2,480,656,302	359,661,356	2,315,421,305	3,623,273,658
Income (Loss) from operations	1,082,293,813	156,917,852	1,311,043,800	(1,430,316,200)
Interest income (expenses), net	3,756,232	544,602	19,709,140	21,724,308
Foreign exchange gain (loss)	(19,962,949)	(2,894,356)	5,147,137	15,398,932
Income (loss) from financial investments	20,900,025	3,030,219
Impairment losses on financial investments	(8,874,750)	(1,286,718)
Impairment losses on long-term investments	(26,865,733)	(3,895,165)
Change in fair value of financial guarantee derivative	137,654,096	19,957,968	(170,338,993)	(163,670,115)
Fair value adjustments related to Consolidated Trusts	(6,168,307)	(894,320)	(7,266,784)	(57,380,274)
Other income (loss), net	40,723,863	5,904,406	32,506,084	12,709,213
Income (Loss) before income taxes and gain (loss) from equity in affiliates	1,223,456,290	177,384,488	1,190,800,384	(1,601,534,136)
Income tax benefit (expense)	(389,357,613)	(56,451,548)	(368,735,701)	299,878,635
Gain (loss) from equity in affiliates, net of tax	(22,102,238)	(3,204,523)	3,341,862	(6,805,940)
Net income (loss)	811,996,439	117,728,417	825,406,545	(1,308,461,441)
Less: net gain (loss) attributable to non-controlling interests			(478)	41,134
Net income (loss) attributable to X Financial	811,996,439	117,728,417	825,407,023	(1,308,502,575)
Other comprehensive income (loss), net of tax of nil:
Gain from equity in affiliates	204,444	29,642
Foreign currency translation adjustments	57,084,593	8,276,488	(14,749,519)	(46,041,729)
Comprehensive income (loss)	869,285,476	126,034,547	810,657,026	(1,354,503,170)
Less: comprehensive income (loss) attributable to non-controlling interests			(478)	41,134
Comprehensive income (loss) attributable to X Financial	¥ 869,285,476	$ 126,034,547	¥ 810,657,504	¥ (1,354,544,304)
Net income (loss) per share-basic | (per share)	¥ 2.57	$ 0.37	¥ 2.51	¥ (4.07)
Weighted average number of ordinary shares outstanding-basic | shares	316,444,826	316,444,826	329,230,273	321,236,089
Net income (loss) per share-diluted | (per share)	¥ 2.52	$ 0.37	¥ 2.45	¥ (4.07)
Weighted average number of ordinary shares outstanding-diluted | shares	322,403,387	322,403,387	336,881,082	321,236,089
Xiaoying Credit Loans And Revolving Loans
Operating costs and expenses
Provisions for loans receivable from Xiaoying Credit Loans and other loans	¥ 164,641,879	$ 23,870,829	¥ 76,395,168	¥ 227,210,026
Xiaoying Housing Loan
Net revenues
Total net revenue				172,960
Operating costs and expenses
Provision for accounts receivable and contract assets	21,835,625	3,165,868	77,247,810	121,485,215
Provision for Loan and Lease Losses	(6,066,176)	(879,513)	(377,559)	17,993,570
Loan facilitation service-Direct Model
Net revenues
Total net revenue	2,044,343,554	296,401,954	2,545,431,636	1,266,532,773
Loan facilitation service-Intermediary Model
Net revenues
Total net revenue			161,313	41,372,812
Post-origination service
Net revenues
Total net revenue	372,450,606	54,000,262	315,590,118	203,841,829
Financing income
Net revenues
Total net revenue	966,277,466	140,097,063	671,901,495	612,863,477
Other revenue
Net revenues
Total net revenue	¥ 179,878,489	$ 26,079,929	¥ 93,380,543	68,346,567
Other revenue | Xiaoying Housing Loan
Net revenues
Total net revenue				¥ 172,960